Parent Company Only Financial Information - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (2,461)	$ 141
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in other assets	50	213
Net cash provided by operating activities	2,260	549
Cash flow from financing activities-
Proceeds from sale of common stock	37,399
Cash flow from investment activities-
Increase (decrease) in cash and cash equivalents	9,425	(1,247)
Cash and cash equivalents at beginning of year	11,054	12,301
Cash and cash equivalents at end of year	20,479	11,054
Parent Company [Member]
Cash flows from operating activities:
Net loss	(2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiary	2,386
Increase in other assets	(3,307)
Increase in liabilities	33
Net cash provided by operating activities	(3,349)
Cash flow from financing activities-
Proceeds from sale of common stock	37,399
Cash flow from investment activities-
Investment to bank subsidiary, net ESOP	(17,015)
Increase (decrease) in cash and cash equivalents	17,035
Cash and cash equivalents at end of year	17,035
Supplemental disclosure of cash flow information-Noncash items:
Employee stock option expense	$ 136